PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Jan. 03, 2015
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
 PROPERTY, PLANT AND EQUIPMENT

(Millions of Dollars)	2014	2013
Land	$136.3	$141.4
Land improvements	34.9	34.2
Buildings	542.8	537.1
Leasehold improvements	89.8	86.3
Machinery and equipment	1,895.9	1,835.8
Computer software	381.0	376.8
Property, plant & equipment, gross	$3,080.7	$3,011.6
Less: accumulated depreciation and amortization	(1,626.6)	(1,533.0)
Property, plant & equipment, net	$1,454.1	$1,478.6

Depreciation and amortization expense associated with property, plant and equipment was as follows:

(Millions of Dollars)	2014	2013	2012
Depreciation	$229.5	$208.7	$210.6
Amortization	33.9	29.3	27.3
Depreciation and amortization expense	$263.4	$238.0	$237.9

The amounts above are inclusive of depreciation and amortization expense for discontinued operations amounting to $2.7 million in 2014, $2.8 million in 2013 and $22.8 million in 2012.